General Information (Tables)	12 Months Ended
Dec. 31, 2019
Schedule Of Subsidiaries [Table Text Block]
a/a	Company	Place of Incorporation	Vessel	Flag	Capacity	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Aframax Tanker Vessels
1	Taburao Shipping Company Inc. (Notes 3, 5)	Marshall Islands	Blue Moon	Marshall Islands	104,623 DWT	Sep-11	Aug-19	-
2	Tarawa Shipping Company Inc. (Notes 3, 5)	Marshall Islands	Briolette	Marshall Islands	104,588 DWT	Apr-11	Nov-19	-
3	Rongelap Shipping Company Inc. (Notes 3, 4 and 14 (c))	Marshall Islands	P. Fos (ex Virgo Sun)	Marshall Islands	115,577 DWT	Mar-07	Jan-20	-
Vessel Owning Subsidiaries - Panamax Container Vessels
4	Rongerik Shipping Company Inc.	Marshall Islands	Domingo	Marshall Islands	3,739 TEU	Mar-01	Feb-12	-
Vessel Owning Subsidiaries - Post-Panamax Container Vessels
5	Meck Shipping Company Inc. (Note 14 (d))	Marshall Islands	Rotterdam	Marshall Islands	6,494 TEU	Jul-08	Sep-15	Apr-20
Vessel Owning Subsidiaries - Sold Container Vessels
6	Utirik Shipping Company Inc.	Marshall Islands	Doukato	Marshall Islands	3,739 TEU	Feb-02	Feb-12	Jun-17
7	Delap Shipping Company Inc.	Marshall Islands	March	Marshall Islands	5,576 TEU	May-04	Sep-14	Mar-18
8	Jabor Shipping Company Inc.	Marshall Islands	Great	Marshall Islands	5,576 TEU	Apr-04	Oct-14	Mar-18
9	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426 TEU	Jun-10	Jun-10	Apr-18
10	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426 TEU	Jul-10	Jul-10	May-18
11	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541 TEU	Nov-06	Aug-13	Jun-18
12	Langor Shipping Company Inc.	Marshall Islands	Hamburg	Marshall Islands	6,494 TEU	Mar-09	Nov-15	Jul-18
13	Dud Shipping Company Inc. (Note 5)	Marshall Islands	Pamina	Marshall Islands	5,042 TEU	May-05	Nov-14	Oct-19
14	Oruk Shipping Company Inc. (Note 5)	Marshall Islands	Pucon	Marshall Islands	6,541 TEU	Aug-06	Sep-13	Nov-19
Other Subsidiaries
15	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-
16	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2019	2018	2017
A - Containers' segment	31%	29%	-
B - Containers' segment	-	-	18%
C - Containers' segment	10%	32%	24%
D - Containers' segment	16%	19%	35%
E - Containers' segment	11%	-	-
F - Tankers' segment	13%	-	-